Intangible Assets - Summary of Intangible Assets Internally Developed and Acquired From Third Party (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 1,664.6	$ 1,405.4	$ 1,260.9
Ending balance	1,882.4	1,664.6	1,405.4
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,296.7	2,900.5	2,635.4
Additions	470.5	505.0	427.6
Contributions from suppliers	(86.0)	(123.9)	(140.0)
Disposals	(1.5)
Reclassifications		(7.3)
Impairment	(60.5)
Interest on capitalized assets	15.8	17.8
Translation adjustments		4.6	(22.8)
Ending balance	3,635.0	3,296.7	2,900.5
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,632.1)	(1,495.1)	(1,374.5)
Amortization	(146.2)	(173.9)	(154.9)
Amortization of contribution from suppliers	27.3	38.3	33.8
Interest on capitalized assets	(1.6)	(1.4)
Translation adjustments			0.8
Ending balance	(1,752.6)	(1,632.1)	(1,495.1)
Internally generated [member] | Commercial [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	522.7	352.5	242.0
Ending balance	793.4	522.7	352.5
Internally generated [member] | Executive [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	895.4	871.8	836.4
Ending balance	882.0	895.4	871.8
Internally generated [member] | Defense and Security [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	5.2
Ending balance	5.6	5.2
Internally generated [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	51.8	36.1	24.5
Ending balance	4.7	51.8	36.1
Internally generated [member] | Gross carrying amount [member] | Commercial [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,515.1	1,276.1	1,113.6
Additions	313.8	351.1	302.5
Contributions from suppliers	(86.0)	(123.9)	(140.0)
Reclassifications	71.3
Interest on capitalized assets	11.0	11.8
Ending balance	1,825.2	1,515.1	1,276.1
Internally generated [member] | Gross carrying amount [member] | Executive [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,320.3	1,248.9	1,162.8
Additions	76.9	65.4	86.1
Reclassifications	3.6
Impairment	(49.9)
Interest on capitalized assets	4.8	6.0
Ending balance	1,355.7	1,320.3	1,248.9
Internally generated [member] | Gross carrying amount [member] | Defense and Security [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	30.8	25.6	25.6
Additions	3.0	5.2
Reclassifications	(0.3)
Ending balance	33.5	30.8	25.6
Internally generated [member] | Gross carrying amount [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	51.8	36.1	24.5
Additions	2.5	15.7	11.6
Reclassifications	(48.5)
Ending balance	5.8	51.8	36.1
Internally generated [member] | Accumulated amortization [member] | Commercial [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(992.4)	(923.6)	(871.6)
Amortization	(57.4)	(92.0)	(71.0)
Amortization of contribution from suppliers	13.5	23.2	19.0
Reclassifications	4.5
Ending balance	(1,031.8)	(992.4)	(923.6)
Internally generated [member] | Accumulated amortization [member] | Executive [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(424.9)	(377.1)	(326.4)
Amortization	(56.7)	(61.5)	(65.5)
Amortization of contribution from suppliers	13.8	15.1	14.8
Reclassifications	(4.3)
Interest on capitalized assets	(1.6)	(1.4)
Ending balance	(473.7)	(424.9)	(377.1)
Internally generated [member] | Accumulated amortization [member] | Defense and Security [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(25.6)	(25.6)	(25.6)
Amortization	(2.6)
Reclassifications	0.3
Ending balance	(27.9)	(25.6)	(25.6)
Internally generated [member] | Accumulated amortization [member] | Other [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	(0.1)
Reclassifications	(1.0)
Ending balance	(1.1)
Not internally generated [member] | Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	7.8	5.5	6.7
Ending balance	7.1	7.8	5.5
Not internally generated [member] | Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	131.6	102.4	92.9
Ending balance	136.4	131.6	102.4
Not internally generated [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	21.0	16.4	38.3
Ending balance	12.0	21.0	16.4
Not internally generated [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	29.1	20.7	20.1
Ending balance	41.2	29.1	20.7
Not internally generated [member] | Gross carrying amount [member] | Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	13.5	10.1	12.1
Additions	1.9	10.7
Disposals	(1.5)
Reclassifications		(7.3)
Translation adjustments			(2.0)
Ending balance	13.9	13.5	10.1
Not internally generated [member] | Gross carrying amount [member] | Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	311.4	263.3	235.9
Additions	56.3	48.1	27.4
Reclassifications	(24.4)
Ending balance	343.3	311.4	263.3
Not internally generated [member] | Gross carrying amount [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	21.0	16.4	38.3
Impairment	(8.7)
Translation adjustments	(0.3)	4.6	(21.9)
Ending balance	12.0	21.0	16.4
Not internally generated [member] | Gross carrying amount [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	32.8	24.0	22.6
Additions	16.1	8.8
Reclassifications	(1.7)
Impairment	(1.9)
Translation adjustments	0.3		1.1
Ending balance	45.6	32.8	24.0
Not internally generated [member] | Accumulated amortization [member] | Development [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(5.7)	(4.6)	(5.4)
Amortization	(1.1)	(1.1)
Translation adjustments			0.8
Ending balance	(6.8)	(5.7)	(4.6)
Not internally generated [member] | Accumulated amortization [member] | Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(179.8)	(160.9)	(143.0)
Amortization	(27.1)	(18.9)	(17.9)
Ending balance	(206.9)	(179.8)	(160.9)
Not internally generated [member] | Accumulated amortization [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(3.7)	(3.3)	(2.5)
Amortization	(1.2)	(0.4)	(0.5)
Reclassifications	0.5
Ending balance	$ (4.4)	$ (3.7)	$ (3.3)